SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Government subsidies
Government subsidies	$ 362	$ 439	$ 164
Minimum
Lease accounting
Term of the Group's leases	1 year
Maximum
Lease accounting
Term of the Group's leases	5 years